Investments (Schedule of Summarized Financial Condition and Result of Operations) (Details) - Ziggo [Member] - USD ($) $ in Millions	9 Months Ended	10 Months Ended
	Dec. 31, 2013	Nov. 11, 2014	Dec. 31, 2014
Summarized financial condition of Ziggo
Current assets			$ 261.9
Long-term assets			6,131.5
Total assets			6,393.4
Current liabilities			539.3
Long-term liabilities			4,516.0
Owners’ equity			1,338.1
Total liabilities and owners’ equity			$ 6,393.4
Summarized results of operations of Ziggo
Revenue	$ 1,570.7	$ 1,876.9
Operating income	418.5	336.0
Net earnings (loss)	$ 199.1	$ (230.3)